Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic and Diluted Earning Per Ordinary Share

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2011	2012	2013
Numerator:
Net income	$100,432	$45,817	$63,714
Preferred share dividends	(7,208)	(753)	—
Distributed and undistributed earnings to participating securities	(27,513)	—	—

Net income available to ordinary shareholders—basic	$65,711	$45,064	$63,714
Preferred share dividends	—	753	—

Net income available to ordinary shareholders—diluted	$65,711	$45,817	$63,714
Denominator:
Weighted-average ordinary shares outstanding—basic	36,000,000	52,395,427	54,208,065
Potential ordinary shares	2,974,953	1,913,091	502,639

Weighted-average ordinary shares outstanding—diluted	38,974,953	54,308,518	54,710,704

Earnings per ordinary share—basic	$1.83	$0.86	$1.18
Earnings per ordinary share—diluted	$1.69	$0.84	$1.16

Antidilutive Securities Exclued from Computation of Earning Per Share

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2011	2012	2013
Class D preferred shares	12,000,000	—	—
Performance restricted stock units	—	—	26,630
Options to purchase ordinary shares	247,313	2,710,994	1,235,448

Anti-dilutive shares	12,247,313	2,710,994	1,262,078